UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |x| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York           February 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $502,707
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number          Name
1.      28-10575                      Delta Offshore, Ltd.
2.      28-10576                      Delta Institutional, LP
3.      28-XXXX                       Trafelet & Company Advisors, LLC

                           FORM 13F INFORMATION TABLE


                             Trafelet & Company, LLC
                                December 31, 2003



COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

Issuer                         Type            Cusip       Value    Shares   SH/  Put/  Investment  Other         Voting Authority
                                                           x1000    Prn Amt  PRN  Call  Discretion  Managers   Sole     Shared  None

ALLSTREAM INC CL B             CL B LT VTG SH  02004C204    12628   220200   SH         SOLE        1, 2, 3     220200  0       0
AMERICAN FINANCIAL REALTY TR   COM             02607P305     4945   290000   SH         SOLE        1, 2, 3     290000  0       0
AMERISTAR CASINOS INC          COM             03070Q101     1224    50000   SH         SOLE        1, 2, 3      50000  0       0
AMERITRADE HLDG CORP NEW       COM             03074K100     4233   300000   SH         SOLE        1, 2, 3     300000  0       0
APPLIED FILMS CORP             COM             038197109     6914   209400   SH         SOLE        1, 2, 3     209400  0       0
BOISE CASCADE CORP             COM             097383103    10680   325000   SH         SOLE        1, 2, 3     325000  0       0
BUCKEYE TECHNOLOGIES INC       COM             118255108     3100   308500   SH         SOLE        1, 2, 3     308500  0       0
CANADIAN NAT RES LTD           COM             136385101     2522    50000   SH         SOLE        1, 2, 3      50000  0       0
CARDINAL FINL CORP             COM             14149F109     2481   300000   SH         SOLE        1, 2, 3     300000  0       0
CASTLE A M & CO                COM             148411101      612    83800   SH         SOLE        1, 2, 3      83800  0       0
CENTRAL FGHT LINES INC NEV     COM             153491105     3550   200000   SH         SOLE        1, 2, 3     200000  0       0
CHECKERS DRIVE-IN RESTAURANTS  COM             162809305     2677   257200   SH         SOLE        1, 2, 3     257200  0       0
CHIQUITA BRANDS INTL INC       COM             170032809     8872   393800   SH         SOLE        1, 2, 3     393800  0       0
CIRCUIT CITY STORE INC         COM             172737108    27351  2700000   SH         SOLE        1, 2, 3    2700000  0       0
CLEAR CHANNEL COMMUNICATIONS   COM             184502102     7493     1600   SH   CALL  SOLE        1, 2, 3     160000  0       0
COAST FINL HOLDINGS INC        COM             190354100     1918   141000   SH         SOLE        1, 2, 3     141000  0       0
COMMONWEALTH INDS INC          COM             203004106     1334   132500   SH         SOLE        1, 2, 3     132500  0       0
CONCORD CAMERA CORP            COM             206156101     8607   930500   SH         SOLE        1, 2, 3     930500  0       0
COPART INC                     COM             217204106     5677   342000   SH         SOLE        1, 2, 3     342000  0       0
COUNTRYWIDE FINANCIAL CORP     COM             222372104    10113   133333   SH         SOLE        1, 2, 3     133333  0       0
E TRADE FINANCIAL CORP         COM             269246104    16508  1305000   SH         SOLE        1, 2, 3    1305000  0       0
ECHOSTAR COMMUNICATIONS NEW    COM             278762109     1700    50000   SH         SOLE        1, 2, 3      50000  0       0
GRANT PRIDECO INC              COM             38821G101     4557   350000   SH         SOLE        1, 2, 3     350000  0       0
HARSCO CORP                    COM             415864107     5223   119200   SH         SOLE        1, 2, 3     119200  0       0
JANUS CAPITAL GROUP INC        COM             47102X105     1920   117000   SH         SOLE        1, 2, 3     117000  0       0
JARDEN CORP                    COM             471109108    22818   834600   SH         SOLE        1, 2, 3     834600  0       0
KCS ENERGY INC                 COM             482434206    10234   970000   SH         SOLE        1, 2, 3     970000  0       0
LA QUINTA CORP                 COM             50419U202     1362   212500   SH         SOLE        1, 2, 3     212500  0       0
MARVEL ENTERPRISES INC         COM             57383M108    11213   385200   SH         SOLE        1, 2, 3     385200  0       0
MAXCOR FINL GROUP INC          COM             57772G100     3820   296800   SH         SOLE        1, 2, 3     296800  0       0
METALS USA INC                 COM             591324207     2266   225000   SH         SOLE        1, 2, 3     225000  0       0
NEW FRONTIER MEDIA INC         COM             644398109     9068   975000   SH         SOLE        1, 2, 3     975000  0       0
NIC INC                        COM             62914B100     6368   793000   SH         SOLE        1, 2, 3     793000  0       0
NTL INC DEL                    COM             62940M104    64980   931606   SH         SOLE        1, 2, 3     931606  0       0
PARK PL ENTMT CORP             COM             700690100     4874   450000   SH         SOLE        1, 2, 3     450000  0       0
PENNEYJ C INC                  CALL            708160906     9198     3500   SH   CALL  SOLE        1, 2, 3     350000  0       0
PIONEER NAT RES CO             COM             723787107     7184   225000   SH         SOLE        1, 2, 3     225000  0       0
REDWOOD TR INC                 COM             758075402    13140   258400   SH         SOLE        1, 2, 3     258400  0       0
ROYAL GOLD INC                 COM             780287108     1788    85450   SH         SOLE        1, 2, 3      85450  0       0
RUSH ENTRP                     CL A            781846209     1105   112900   SH         SOLE        1, 2, 3     112900  0       0
SCIENTIFIC GAMES CORP          COM             80874P109    19804  1167000   SH         SOLE        1, 2, 3    1167000  0       0
SELECT COMFORT CORP            COM             81616X103     8542   345000   SH         SOLE        1, 2, 3     345000  0       0
STARCRAFT CORP                 COM             855269106     5885   181300   SH         SOLE        1, 2, 3     181300  0       0
SYPRIS SOLUTIONS INC           COM             871655106     1017    60500   SH         SOLE        1, 2, 3      60500  0       0
TOO INC                        COM             890333107    15285   905500   SH         SOLE        1, 2, 3     905500  0       0
ULTRA PETROLEUM CORP           COM             903914109    23017   934900   SH         SOLE        1, 2, 3     934900  0       0
ULTRA PETROLEUM CORP           CALL            903914909    34468    14000   SH   CALL  SOLE        1, 2, 3    1400000  0       0
VIACOM INC                     CL B            925524308    13314     3000   SH   CALL  SOLE        1, 2, 3     300000  0       0
VITRAN INC                     COM             92850E107     3601   254500   SH         SOLE        1, 2, 3     254500  0       0
WABASH NATL CORP               COM             929566107    19274   657800   SH         SOLE        1, 2, 3     657800  0       0
WASHINGTON GROUP INTL INC      COM             938862208    11662   343300   SH         SOLE        1, 2, 3     343300  0       0
WESTCORP INC                   COM             957907108    20581   563100   SH         SOLE        1, 2, 3     563100  0       0
                                          Total Mkt Value  502707





03388.0003 #463866